Other receivables (Details) - Schedule of other receivables - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
Advance payments to suppliers	SFr 479
Value added tax receivable	38,337	SFr 26,438
Withholding tax receivable	6,087	24,113
Deposit credit cards	10,040	80,040
Other	25,918	204,708
Total other receivables	SFr 80,861	SFr 335,299